Global X Funds
600 Lexington Avenue, 20th Fl.
New York, NY 10022

December 20, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
Post-Effective Amendment No. 559

Ladies and Gentlemen:
Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post-Effective Amendment No. 559 to the Trust’s Registration Statement on Form N-1A (“Amendment”). This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included in this Amendment.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Lisa K. Whittaker
Lisa K. Whittaker